                United States Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:  06/30/01

Check here if Amendment [ ]; Amendment Number:  _________
This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bremer Trust, National Association
                  4150 - 2nd St. S., P.O. Box 986
                  St. Cloud, MN  56302-0986

Form 13F File Number: 28-7722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David J. Erickson
Title:            Vice President, Investments
Phone:            (320) 255-7174

Signature, Place and Date of Signing:


/s/ DAVID J. ERICKSON V.P.            St. Cloud, MN              8/03/01
-----------------------------         -----------------          ------------
[Signature]                           [City, State]              [Date]

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                  0

Form 13F Information Table Entry Total:                           121

Form 13F Information Table Value Total (000):                $198,244

List of Other Included Managers:                                    0

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None

Page 1 of 6                   Name of Reporting Manager:  Bremer Trust, N.A.





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---------------------- --------- --------- --------  --------  ------------------------------- -------- ---------------------------
                                            FAIR
                                           MARKET
                        TITLE OF  CUSIP     VALUE      # OF                                     OTHER         VOTING AUTHORITY
     NAME OF ISSUER      CLASS    NUMBER    (000)     SHARES          INVESTMENT DISCRETION    MANAGERS           (SHARES)
---------------------- --------- --------- --------  --------  ------------------------------- -------- ---------------------------

                                                              (a) Sole  (b) Shared  (c) Shared          (a) Sole (b) Shared (c) None
                                                                                       Other

ADC Telecommunications     Com   000886101  1,261    191,086    175,146       300     15,640              190,586       0        500

AFLAC Inc                  Com   001055102  3,014     95,700     94,752       448        500               95,700                  0

Abercrombie & Fitch        CLA   031162100  2,168     48,715     47,750                  965               48,715                  0

Abbott Labs                Com   002824100    639     13,320     11,470                1,850               13,170                150

AT&T Corp                  Com   001957109    326     14,824      8,191     3,161      3,472               14,231                593

AEGON NV                   ADR   007924103    910     32,041     32,041                    0               32,041

AOL Time Warner            Com   00184A105  2,922     55,127     43,437     1,955      9,735               55,127                  0

American Home Prods
Corp                       Com   026609107    491      8,410      3,400                5,010                8,410                  0

Allete                     Com   018522102  1,427     63,409     62,709       700          0               63,409                  0

American Int'l Group
Inc                        Com   026874107  3,266     37,972     33,060                4,912               37,972                  0

American Pwr
Conversion Corp            Com   029066107  1,292     77,124     76,424       200        500               77,124                  0

Allstate                   Com   020011101    483     10,986      9,562                1,424               10,986                  0

Amgen                      Com   031162100  2,263     37,300     36,750        50        500               37,300                  0

AON Corp                   Com   037389103    264      7,534      7,534                    0                7,534                  0

Agilent                    Com   00846U101    988     30,387     28,132                2,255               30,237                150

ATMEL Corp                 Com   049513104  3,274    242,670    241,970       300        400              242,670                  0

Automatic Data Process     Com   053015103    219      4,415      1,890                2,525                4,290                125

Avon Products Inc          Com   054303102  1,946     41,150     41,150         0                          41,150                  0

BP PLC                     ADR   055622104    914     30,362     27,522     1,456      1,384               30,362                  0

Bellsouth Corp             Com   079860102    481     11,934      9,612     2,222        100               11,934                  0

Page 2 of 6                   Name of Reporting Manager:  Bremer Trust, N.A.





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---------------------- --------- --------- --------  --------  ------------------------------- -------- ---------------------------
                                            FAIR
                                           MARKET
                        TITLE OF  CUSIP     VALUE      # OF                                     OTHER         VOTING AUTHORITY
     NAME OF ISSUER      CLASS    NUMBER    (000)     SHARES          INVESTMENT DISCRETION    MANAGERS           (SHARES)
---------------------- --------- --------- --------  --------  ------------------------------- -------- ---------------------------

                                                              (a) Sole  (b) Shared  (c) Shared          (a) Sole (b) Shared (c) None
                                                                                       Other

Best Buy                   Com   086516101  2,212     34,830     34,230       600                          34,830

Biomet Inc                 Com   090613100    224      4,665        150                4,515                4,665

Boeing Co                  Com   097023105  1,906     34,286     32,194       200      1,892               34,286

Bristol Myers Squibb
Co                         Com   110122108    879     16,812      8,642     1,000      7,170               16,812

Carnival Corp              Com   143658102  2,227     72,530     72,830                                    72,830

CVS                        Com   126650100  1,369     34,470     34,470                                    34,470

Chevron Corp               Com   166751107    886      9,793      8,375                1,418                9,793

Cisco Systems Inc          Com   17275R102  2,922    160,556    131,554     1,692     27,310              159,676                880

Citigroup Inc              Com   172967101  3,090     58,482     54,385     2,382      1,715               58,357                125

Coca-Cola                  Com   191216100    646     14,351      9,912     2,450      1,989               14,351

Cognos Inc                 Com   1924C109     725     43,100     43,100                                    43,100

Colgate Palmolive Co       Com   194162103  2,036     34,510     33,010                1,500               34,510

Communication Sys Inc      Com   203900105    781    104,135    104,135                                   104,135

Compaq Computers Corp      Com   204493100    413     26,687      1,600       400     24,687               26,187                500

Computer Assoc Int'l
Inc                        Com   204912109  1,901     52,806     51,547                1,259               52,806

Concord EFS                Com   206197105  2,250     43,265     41,300                1,965               43,265

Deere & Co                 Com   244199105    290      7,652      7,510        50         92                7,652

Dell Computer Corp         Com   247025109  1,944     74,354     25,485       384     48,485               74,354

Disney Walt Co             Com   254687106  2,085     72,175     65,713       265      6,197               71,800                375

Dominion Res. Inc.         Com   257464109    319      5,305      2,397     2,908                           5,305

Dover Corp                 Com   260003108  1,338     35,530     35,530                                    35,530

Page 3 of 6                   Name of Reporting Manager:  Bremer Trust, N.A.





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---------------------- --------- --------- --------  --------  ------------------------------- -------- ---------------------------
                                            FAIR
                                           MARKET
                        TITLE OF  CUSIP     VALUE      # OF                                     OTHER         VOTING AUTHORITY
     NAME OF ISSUER      CLASS    NUMBER    (000)     SHARES          INVESTMENT DISCRETION    MANAGERS           (SHARES)
---------------------- --------- --------- --------  --------  ------------------------------- -------- ---------------------------

                                                              (a) Sole  (b) Shared  (c) Shared          (a) Sole (b) Shared (c) None
                                                                                       Other

Dupont EI DeNemours &
Co                         Com   263534109    245      5,089      4,000       360        729                5,089

Ecolab Inc                 Com   278865100    495     12,080     11,080                1,000               12,080

El Paso Energy Corp Del    Com   283905107  1,836     34,948     34,741        50        157               34,948

Emerson Electric Co        Com   291011104  1,326     21,925     21,675                  250               21,925

Enron Corp                 Com   293561106  2,549     50,983     35,956               15,027               50,983

Equifax Inc                Com   294429105  1,632     44,500     44,500                                    44,500

Exxon Mobil                Com   30231G102  4,661     52,758     44,867     2,069      5,822               52,758

FED EX Corp                Com   31304N107  1,720     42,775     42,775                    0               42,775

FPL Group Inc              Com   302571104    265      4,409      3,609                  800                4,409

Federal Home Ln Mtg
Corp                       Com   313400301  2,317     33,105     32,505                  600               33,105

Federal Nat'l Mtg Assn     Com   313586109  1,555     18,265     17,405                  860               18,265

First Data Corp            Com   319963103  1,169     18,200     18,200                                    18,200

Fleet Boston Financial     Com   339030108    398      10100        100               10,000               10,100

Ford Motor Co Del          Com   345370100    301     12,272      4,318     6,851      1,103               12,272

G & K Services Inc         Com   361268105    313     11,642      4,000                7,642               11,642

Gap Inc Del                Com   364760108    886     30,550     30,350                  200               30,550

General Electric Co        Com   369604103  8,187    167,936    132,992     5,580     29,364              166,636              1,300

General Motors             Com   370442105    215      3,347      2,637       565        145                3,347

Harley Davidson            Com   412822108    245      5,200      1,200                4,000                5,200

Healthsouth                Com   421924101    889     55,675     56,275                  400               56,275                400

Hector Com Co              Com   422730101    683     53,809     53,809                                    53,809

Page 4 of 6                   Name of Reporting Manager:  Bremer Trust, N.A.





        COLUMN 1        COLUMN 2 COLUMN 3  COLUMN 4  COLUMN 5              COLUMN 6            COLUMN 7           COLUMN 8
---------------------- --------- --------- --------  --------  ------------------------------- -------- ---------------------------
                                            FAIR
                                           MARKET
                        TITLE OF  CUSIP     VALUE      # OF                                     OTHER         VOTING AUTHORITY
     NAME OF ISSUER      CLASS    NUMBER    (000)     SHARES          INVESTMENT DISCRETION    MANAGERS           (SHARES)
---------------------- --------- --------- --------  --------  ------------------------------- -------- ---------------------------

                                                              (a) Sole  (b) Shared  (c) Shared          (a) Sole (b) Shared (c) None
                                                                                       Other

Hewlett Packard            Com   428236103  1,116     39,032     29,537       370      9,125               38,832                200

Home Depot                 Com   437076102    708     15,200     10,052       100      5,048               15,200

Ingersoll Rand Co          Com   456866102  2,620     63,587     40,919               22,668               63,587

Intel Corp                 Com   458140100  4,283    146,440     97,606     6,784     42,050              142,490              3,950

International Business
Machs                      Com   459200101  1,524     13,490     11,050     1,830        610               13,490

Interpublic Group Cos
Inc                        Com   460690100  1,682     57,310     55,810                1,500               57,310

Intimate Brand Inc         Com   461156101    845     56,070     53,970                2,100               56,070

Investors Real Estate      TR    461730103  7,606    864,287    265,930    79,744    518,613              391,601       0    472,686

Johnson & Johnson          Com   478160104  2,800     56,010     46,460       300      9,250               56,010

Kimberly Clark Corp        Com   494368103  2,304     41,216     41,166        50                          41,216

Lucent Technologics Inc    Com   549463107    440     71,003     64,042     2,822      4,139               70,803                200

MDU Resources              Com   552690109    213      6,737      3,214       785      2,738                6,737

McDonalds Corp             Com   580135101  2,736    101,092     74,217       800     26,075              101,092

Medtronic Inc              Com   585055106  9,169    199,293    160,640     8,562     30,091              191,343               7950

Merck & Co Inc             Com   589331107  3,753     57,157     30,850       250     26,057               57,082                 75

Microsoft Corp             Com   594918104  4,292     58,795     42,463     3,396     12,936               58,795

Minnesota Mng & Mrg Co     Com   604059105  2,140     18,755      8,914     1,480      8,361               18,755

Morgan Stanley/Dean
Witter & Co                Com   617446448    566      8,812      7,800                1,012                8,812

Motorola Inc               Com   620076109    897     54,146     48,110       500      5,536               53,596                550

Nasdaq-100                 Com   631100104    380      8,325      5,400     2,625        300                8,325

North Dakota Hold          Com   628945107    551    612,047    371,844    19,711    220,492              572,490             39,557

Page 5 of 6                   Name of Reporting Manager:  Bremer Trust, N.A.





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---------------------- --------- --------- --------  --------  ------------------------------- -------- ---------------------------
                                            FAIR
                                           MARKET
                        TITLE OF  CUSIP     VALUE      # OF                                     OTHER         VOTING AUTHORITY
     NAME OF ISSUER      CLASS    NUMBER    (000)     SHARES          INVESTMENT DISCRETION    MANAGERS           (SHARES)
---------------------- --------- --------- --------  --------  ------------------------------- -------- ---------------------------

                                                              (a) Sole  (b) Shared  (c) Shared          (a) Sole (b) Shared (c) None
                                                                                       Other

Novell                     Com   670006105    765    134,450    133,800                  650              134,450

Oracle Corp                Com   68389X105  2,564    134,940    133,915       825        200              134,840                100

Otter Tail Power Co        Com   689648103    257      9,275      6,161     1,000      2,114                9,275

PALM                       Com   696642107    276     45,508     43,900                1,608               45,508

Parker Drilling            Com   701081101     82     12,575      3,416                9,159               12,575

PepsiCo Inc                Com   713448108  3,144     71,123     66,935     1,900      2,288               71,123

Pfizer Inc                 Com   717081103  3,141     78,431     65,626       454     12,351               78,431

Pharmacia                  Com   717130102  1,697     36,923     34,750       120      2,053               36,923

Philip Morris              Com   718154103    298      5,875      3,575     1,000      1,300                5,775                100

Pivotal                    Com   72501R106    341     20,000     20,000                                    20,000

Providian Finl Corp        Com   74406A102  2,569     43,397     43,397         0          0               43,397

Proctor & Gamble           Com   742718109    376      5,900        100                5,800                5,900

Qwest Com.                 Com   749121109  1,272     39,914     34,634       971      4,309               39,328                586

Rocky Mt. Energy           Com   774680102     75     32,000          0    32,000                          32,000

SBC Communication Inc      Com   78387G103  2,639     65,886     57,389     4,232      4,265               65,418                468

St. Paul Cos Inc           Com   792860108    856     16,886     15,004       282      1,600               16,886

Saks Inc                   Com   79377W108  1,575    164,032     11,947              152,085               17,762            146,270

Charles Schwab Co          Com   808513105    817     53,431     53,431                                    53,431

Sears Roebuck & Co         Com   812387108    228      5,381      4,000                1,381                5,381

Service Master Co          Com   81760N109    381     31,761     31,761         0          0               31,761

Solectron                  Com   834182107    937     51,201     51,193                    8               51,193                  8

Southern Co                Com   842587107    360     15,474     13,449                2,025               15,474

Page 6 of 6                   Name of Reporting Manager:  Bremer Trust, N.A.





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---------------------- --------- --------- --------  --------  ------------------------------- -------- ---------------------------
                                            FAIR
                                           MARKET
                        TITLE OF  CUSIP     VALUE      # OF                                     OTHER         VOTING AUTHORITY
     NAME OF ISSUER      CLASS    NUMBER    (000)     SHARES          INVESTMENT DISCRETION    MANAGERS           (SHARES)
---------------------- --------- --------- --------  --------  ------------------------------- -------- ---------------------------

                                                              (a) Sole  (b) Shared  (c) Shared          (a) Sole (b) Shared (c) None
                                                                                       Other

Sun Microsystems           Com   866810104    360     22,880      2,950       605     19,325               22,880

Target                     Com   87612E106  3,944    113,975     99,125               14,850              113,975

Texas Instruments          Com   882508104  1,111     35,279     32,799       280      2,200               35,179                100

Textron Inc                Com   883203101    528      9,600      9,600                    0                9,600

Tricon Global
Restaurants                Com   895953107    258      5,879      4,765       180        934                5,879

Tyco Int'l Ltd New         Com   902124106  4,004     73,464     62,912       125     10,427               73,464

US Bancorp Del             Com   902973106  8,146    357,418    102,687    14,192    240,539              357,418

Ultra Petroleum Corp       Com   903914109     48     10,000               10,000                          10,000

Verizon                    Com   92343V104  1,009     18,867     13,243     3,099      2,525               18,567                300

Viacom B                   Com   925524308  1,758     33,973     33,593       380          0               33,973

WPS Resources              Com   92931B106    275      7,799        720     7,079                           7,799

Wal-Mart Stores Inc        Com   931142103  3,117     63,870     55,319     4,050      4,501               58,120              5,750

Walgreen Co                Com   931422109  2,179     63,820     63,820                                    63,820

Wells Fargo & Co           Com   94974B101  3,018     65,008     52,981     3,941      8,086               63,358              1,650

Worldcom                   Com   981570106    943     66,442     57,255                9,187               66,242                200

X-Cel Energy Com           Com   98387B100  1,393     48,946     33,203     7,399      8,344               48,946